Note 2 - Business Combinations (Details Textual) - USD ($)			12 Months Ended
	May 01, 2019	Oct. 22, 2018	Dec. 31, 2019	Dec. 31, 2018
Payments to Acquire Businesses, Gross			$ 467,000	$ 10,043,000
Goodwill, Ending Balance			$ 16,477,000	$ 202,000
Planters First Bank [Member]
Payments to Acquire Businesses, Gross		$ 10,200,000
Goodwill, Ending Balance		202,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 202,000
LBC Bancshares, Inc [Member]
Payments to Acquire Businesses, Gross	$ 15,315,000
Goodwill, Ending Balance	$ 15,734,000
Business Acquisition, Share Price	$ 23.50
Business Acquisition, Number of Shares of Acquiring Entity for Each Share of Acquired Entity	1.3239
Business Acquistion, Percentage of Shares Receiving Stock Consideration	55.00%
Business Acquistion, Percentage of Shares Receiving Cash Consideration	45.00%
Business Acquisition, Minimum Percentage of Merger Consideration Paid in Stock	50.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,053,875
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 18,706,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans Receivable	130,568,000
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums, Total	$ 2,200,000
Loans and Leases Receivable, Discount Percentage	1.63%
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, at Acquisition, at Fair Value	$ 176,000
PFB Mortgage [Member]
Payments to Acquire Businesses, Gross	833,000
Goodwill, Ending Balance	$ 541,000